Income Tax Matters (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Significant Components of Income Tax Expense (Benefit)

The significant components of income tax expense for the years ended December 31, 2017, 2016 and 2015 are summarized as follows:

	2017	2016	2015
	(dollars in thousands)
Current tax expense:
Federal	$1,022	$674	$389
State	96	129	81
Total	1,118	803	470
Deferred tax expense:
Federal	680	47	228
State	11	45	108
Total	691	92	336
Net provision for income taxes	$1,809	$895	$806

Provision for Income Taxes and the Amounts Computed by Applying the Statutory Federal Income Tax Rate of 34% to Income Before Income Taxes

The difference between the provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes is summarized below:

	2017	2016	2015
	(dollars in thousands)
Tax computed at the statutory federal rate	$1,163	$1,056	$956
Increases (decrease) resulting from:
Tax exempt interest, net	(238)	(298)	(280)
State income taxes, net of federal benefit	71	115	125
Revalue of deferred tax assets	806	—	—
Other	7	22	5
Provision for income taxes	$1,809	$895	$806

Significant Components of Deferred Taxes

Significant components of deferred taxes at December 31, 2017, 2016 and 2015 are as follows:

	2017	2016	2015
	(dollars in thousands)
Deferred tax assets relating to:
Allowance for loan losses	$569	$974	$1,057
Deferred compensation	936	1,243	1,080
Other	173	396	555
Net unrealized loss on securities available for sale	335	678	109
Total deferred tax assets	2,013	3,291	2,801
Deferred tax liabilities relating to:
Premises and equipment	(213)	(295)	(319)
Deferred loans fees and costs	(148)	(233)	(213)
Loan servicing	(116)	(193)	(176)
Total deferred tax liabilities	(477)	(721)	(708)
Net recorded deferred tax asset	$1,536	$2,570	$2,093